Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	485BPOS
Period end date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	INVESTED PORTFOLIOS
Registrant CIK	dei_EntityCentralIndexKey	0001141323
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Apr. 29, 2022
Risk/Return	rr_RiskReturnHeading	Prospectus
InvestEd 90 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WAGPX
InvestEd 80 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WAAJX
InvestEd 70 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WAGRX
InvestEd 60 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WBLAX
InvestEd 50 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WAAHX
InvestEd 40 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WICAX
InvestEd 30 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WAAGX
InvestEd 20 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WICPX
InvestEd 10 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WAAFX
InvestEd 0 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WFXPX
InvestEd 90 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio's investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	InvestEd 90 Portfolio seeks to provide growth of capital.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio's principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The InvestEd 90 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 90% of its assets to the Underlying Equity Funds and the remaining 10% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 90%/10% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity allocations may range from 80% to 100%, and its fixed income allocations may range from 20% to 0%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 90%/10% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			80%-100%
	US Equity		45%-65%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		25%-40%
		iShares Core MSCI EAFE ETF+	0%-25%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-25%
		Delaware Ivy International Core Equity Fund	0%-25%
		Delaware Ivy International Value Fund	0%-25%
		Delaware Ivy International Small Cap Fund	0%-15%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-15%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-15%
Fixed Income			0%-20%
	Investment Grade Bond		0%-20%
		Delaware Ivy Government Securities Fund	0%-10%
		Delaware Ivy Securian Core Bond Fund	0%-10%
		Delaware Ivy Corporate Bond Fund	0%-10%
		Delaware Ivy Crossover Credit Fund	0%-5%
	Non-Investment Grade Bond		0%-5%
		Delaware Ivy Strategic Income Fund	0%-5%
		Delaware Ivy Global Bond Fund	0%-5%
		Delaware Ivy High Income Fund	0%-5%
	Short-Term Bond		0%-20%
		Delaware Ivy Government Money Market Fund	0%-10%
		Delaware Ivy Limited-Term Bond Fund	0%-10%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 90 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 90% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 90% of its assets to equities via investments in the Underlying Equity Funds, the Portfolio is susceptible to significant short-term market fluctuations. It is most appropriate for investors who have a high tolerance for risk and a long-term investment horizon, and who do not expect to incur expenses for higher education for at least 16 years.

Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has InvestEd 90 Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	https://www.delawarefunds.com/products/invested-funds
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the highest quarterly return was 19.32% for the quarter ended June 30, 2020, and the lowest quarterly return was -20.09% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Current Blended Benchmark is computed using a combination of 57% Russell 3000 Index + 33% MSCI ACWI ex U.S.A. IMI Index + 8% Bloomberg U.S. Universal Index + 2% Bloomberg 1-3 Year Gov/Credit Index.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Current Blended Benchmark is computed using a combination of 57% Russell 3000 Index + 33% MSCI ACWI ex U.S.A. IMI Index + 8% Bloomberg U.S. Universal Index + 2% Bloomberg 1-3 Year Gov/Credit Index.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
InvestEd 90 Portfolio | Current Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)
1 year	rr_AverageAnnualReturnYear01	17.05%
Lifetime	rr_AverageAnnualReturnSinceInception	12.72%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 90 Portfolio | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)
1 year	rr_AverageAnnualReturnYear01	25.66%
Lifetime	rr_AverageAnnualReturnSinceInception	17.88%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 90 Portfolio | Bloomberg US Universal Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(1.10%)
Lifetime	rr_AverageAnnualReturnSinceInception	3.59%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 90 Portfolio | Bloomberg 1-3 Year Gov/Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(0.47%)
Lifetime	rr_AverageAnnualReturnSinceInception	1.90%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 90 Portfolio | MSCI ACWI ex U.S.A. IMI Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/18/17-12/31/21)
1 year	rr_AverageAnnualReturnYear01	8.53%
Lifetime	rr_AverageAnnualReturnSinceInception	6.55%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 90 Portfolio | InvestEd 90 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum account fee	rr_MaximumAccountFee	$ 20
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 357
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	820
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,496
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
2018	rr_AnnualReturn2018	(7.21%)
2019	rr_AnnualReturn2019	24.52%
2020	rr_AnnualReturn2020	15.87%
2021	rr_AnnualReturn2021	17.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.09%)
1 year	rr_AverageAnnualReturnYear01	14.56%
Lifetime	rr_AverageAnnualReturnSinceInception	11.85%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 80 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio's investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	InvestEd 80 Portfolio seeks to provide growth of capital.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio's principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The InvestEd 80 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 80% of its assets to the Underlying Equity Funds and the remaining 20% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 80%/20% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity allocations may range from 70% to 90%, and its fixed income allocations may range from 30% to 10%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 80%/20% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			70%-90%
	US Equity		40%-60%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		20%-40%
		iShares Core MSCI EAFE ETF+	0%-25%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-25%
		Delaware Ivy International Core Equity Fund	0%-25%
		Delaware Ivy International Value Fund	0%-25%
		Delaware Ivy International Small Cap Fund	0%-15%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-15%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-15%
Fixed Income			10%-30%
	Investment Grade Bond		0%-30%
		Delaware Ivy Government Securities Fund	0%-15%
		Delaware Ivy Securian Core Bond Fund	0%-15%
		Delaware Ivy Corporate Bond Fund	0%-15%
		Delaware Ivy Crossover Credit Fund	0%-10%
	Non-Investment Grade Bond		0%-10%
		Delaware Ivy Strategic Income Fund	0%-10%
		Delaware Ivy Global Bond Fund	0%-10%
		Delaware Ivy High Income Fund	0%-10%
	Short-Term Bond		0%-30%
		Delaware Ivy Government Money Market Fund	0%-15%
		Delaware Ivy Limited-Term Bond Fund	0%-15%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 80 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 80% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 80% of its assets to equities via investments in the Underlying Equity Funds, the Portfolio is susceptible to significant short-term market fluctuations. It is most appropriate for investors who have a high tolerance for risk and a long-term investment horizon, and who do not expect to incur expenses for higher education for at least 13 years.

Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has InvestEd 80 Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	https://www.delawarefunds.com/products/invested-funds
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the highest quarterly return was 6.38% for the quarter ended June 30, 2021, and the lowest quarterly return was -0.67% for the quarter ended September 30, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Current Blended Benchmark is computed using a combination of 52% Russell 3000 Index + 28% MSCI ACWI ex U.S.A. IMI Index + 16% Bloomberg U.S. Universal Index + 4% Bloomberg 1-3 Year Gov/Credit Index.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Current Blended Benchmark is computed using a combination of 52% Russell 3000 Index + 28% MSCI ACWI ex U.S.A. IMI Index + 16% Bloomberg U.S. Universal Index + 4% Bloomberg 1-3 Year Gov/Credit Index.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
InvestEd 80 Portfolio | Current Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	15.17%
Lifetime	rr_AverageAnnualReturnSinceInception	18.75%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 80 Portfolio | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	25.66%
Lifetime	rr_AverageAnnualReturnSinceInception	27.15%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 80 Portfolio | Bloomberg US Universal Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(1.10%)
Lifetime	rr_AverageAnnualReturnSinceInception	(0.14%)
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 80 Portfolio | Bloomberg 1-3 Year Gov/Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(0.47%)
Lifetime	rr_AverageAnnualReturnSinceInception	(0.20%)
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 80 Portfolio | MSCI ACWI ex U.S.A. IMI Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	8.53%
Lifetime	rr_AverageAnnualReturnSinceInception	17.51%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 80 Portfolio | InvestEd 80 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Maximum account fee	rr_MaximumAccountFee	$ 20
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 356
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	578
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	815
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,484
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
2021	rr_AnnualReturn2021	15.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.67%)
1 year	rr_AverageAnnualReturnYear01	12.66%
Lifetime	rr_AverageAnnualReturnSinceInception	16.11%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 70 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio's investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	InvestEd 70 Portfolio seeks to provide growth of capital.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio's principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The InvestEd 70 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 70% of its assets to the Underlying Equity Funds and the remaining 30% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 70%/30% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity allocations may range from 60% to 80%, and its fixed income allocations may range from 40% to 20%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 70%/30% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			60%-80%
	US Equity		35%-55%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		15%-35%
		iShares Core MSCI EAFE ETF+	0%-25%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-25%
		Delaware Ivy International Core Equity Fund	0%-25%
		Delaware Ivy International Value Fund	0%-25%
		Delaware Ivy International Small Cap Fund	0%-15%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-15%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-15%
Fixed Income			20%-40%
	Investment Grade Bond		0%-40%
		Delaware Ivy Government Securities Fund	0%-15%
		Delaware Ivy Securian Core Bond Fund	0%-15%
		Delaware Ivy Corporate Bond Fund	0%-15%
		Delaware Ivy Crossover Credit Fund	0%-15%
	Non-Investment Grade Bond		0%-15%
		Delaware Ivy Strategic Income Fund	0%-15%
		Delaware Ivy Global Bond Fund	0%-15%
		Delaware Ivy High Income Fund	0%-15%
	Short-Term Bond		0%-30%
		Delaware Ivy Government Money Market Fund	0%-15%
		Delaware Ivy Limited-Term Bond Fund	0%-15%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 70 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 70% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 70% of its assets to equities via investments in the Underlying Equity Funds, the Portfolio is susceptible to significant short-term market fluctuations. It is most appropriate for investors who have a high tolerance for risk and a long-term investment horizon, and who do not expect to incur expenses for higher education for at least 11 years.

Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has InvestEd 70 Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	https://www.delawarefunds.com/products/invested-funds
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the highest quarterly return was 16.23% for the quarter ended June 30, 2020, and the lowest quarterly return was -16.65% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Current Blended Benchmark is computed using a combination of 46% Russell 3000 Index + 24% MSCI ACWI ex U.S.A. IMI Index + 24% Bloomberg U.S. Universal Index + 6% Bloomberg 1-3 Year Gov/Credit Index.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Current Blended Benchmark is computed using a combination of 46% Russell 3000 Index + 24% MSCI ACWI ex U.S.A. IMI Index + 24% Bloomberg U.S. Universal Index + 6% Bloomberg 1-3 Year Gov/Credit Index.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
InvestEd 70 Portfolio | Current Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	13.14%
5 years	rr_AverageAnnualReturnYear05	11.80%
10 years	rr_AverageAnnualReturnYear10	10.29%
InvestEd 70 Portfolio | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	25.66%
5 years	rr_AverageAnnualReturnYear05	17.97%
10 years	rr_AverageAnnualReturnYear10	16.30%
InvestEd 70 Portfolio | Bloomberg US Universal Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.10%)
5 years	rr_AverageAnnualReturnYear05	3.84%
10 years	rr_AverageAnnualReturnYear10	3.31%
InvestEd 70 Portfolio | Bloomberg 1-3 Year Gov/Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(0.47%)
5 years	rr_AverageAnnualReturnYear05	1.85%
10 years	rr_AverageAnnualReturnYear10	1.39%
InvestEd 70 Portfolio | MSCI ACWI ex U.S.A. IMI Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.53%
5 years	rr_AverageAnnualReturnYear05	9.83%
10 years	rr_AverageAnnualReturnYear10	7.57%
InvestEd 70 Portfolio | InvestEd 70 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Maximum account fee	rr_MaximumAccountFee	$ 20
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%	[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 355
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	574
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	810
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,473
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
2012	rr_AnnualReturn2012	11.21%
2013	rr_AnnualReturn2013	27.05%
2014	rr_AnnualReturn2014	5.70%
2015	rr_AnnualReturn2015	1.16%
2016	rr_AnnualReturn2016	2.01%
2017	rr_AnnualReturn2017	21.84%
2018	rr_AnnualReturn2018	(5.85%)
2019	rr_AnnualReturn2019	21.21%
2020	rr_AnnualReturn2020	13.71%
2021	rr_AnnualReturn2021	13.59%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.65%)
1 year	rr_AverageAnnualReturnYear01	10.73%
5 years	rr_AverageAnnualReturnYear05	11.85%
10 years	rr_AverageAnnualReturnYear10	10.44%
InvestEd 60 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio's investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	InvestEd 60 Portfolio seeks to provide total return through a combination of capital appreciation and current income.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio's principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The InvestEd 60 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its assets to the Underlying Equity Funds and the remaining 40% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 60%/40% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity allocations may range from 50% to 70%, and its fixed income allocations may range from 50% to 30%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 60%/40% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			50%-70%
	US Equity		30%-50%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		10%-30%
		iShares Core MSCI EAFE ETF+	0%-25%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-25%
		Delaware Ivy International Core Equity Fund	0%-25%
		Delaware Ivy International Value Fund	0%-25%
		Delaware Ivy International Small Cap Fund	0%-10%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-15%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-10%
Fixed Income			30%-50%
	Investment Grade Bond		0%-50%
		Delaware Ivy Government Securities Fund	0%-25%
		Delaware Ivy Securian Core Bond Fund	0%-25%
		Delaware Ivy Corporate Bond Fund	0%-25%
		Delaware Ivy Crossover Credit Fund	0%-15%
	Non-Investment Grade Bond		0%-15%
		Delaware Ivy Strategic Income Fund	0%-15%
		Delaware Ivy Global Bond Fund	0%-15%
		Delaware Ivy High Income Fund	0%-15%
	Short-Term Bond		0%-40%
		Delaware Ivy Government Money Market Fund	0%-20%
		Delaware Ivy Limited-Term Bond Fund	0%-20%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 60 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 60% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 60% of its assets to equities via investments in the Underlying Equity Funds, the Portfolio is susceptible to elevated levels of short-term market fluctuations, and thus is most appropriate for investors with an average tolerance for risk and a medium-term investment horizon, and who do not expect to incur expenses for higher education for at least nine years.

Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has InvestEd 60 Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	https://www.delawarefunds.com/products/invested-funds
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the highest quarterly return was 13.46% for the quarter ended June 30, 2020, and the lowest quarterly return was -13.20% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Current Blended Benchmark is computed using a combination of 40% Russell 3000 Index + 31% Bloomberg U.S. Universal Index + 20% MSCI ACWI ex U.S.A. IMI Index + 9% Bloomberg 1-3 Year Gov/Credit Index.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Current Blended Benchmark is computed using a combination of 40% Russell 3000 Index + 31% Bloomberg U.S. Universal Index + 20% MSCI ACWI ex U.S.A. IMI Index + 9% Bloomberg 1-3 Year Gov/Credit Index.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
InvestEd 60 Portfolio | Current Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	11.15%
5 years	rr_AverageAnnualReturnYear05	10.67%
10 years	rr_AverageAnnualReturnYear10	9.30%
InvestEd 60 Portfolio | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	25.66%
5 years	rr_AverageAnnualReturnYear05	17.97%
10 years	rr_AverageAnnualReturnYear10	16.30%
InvestEd 60 Portfolio | Bloomberg US Universal Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.10%)
5 years	rr_AverageAnnualReturnYear05	3.84%
10 years	rr_AverageAnnualReturnYear10	3.31%
InvestEd 60 Portfolio | Bloomberg 1-3 Year Gov/Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(0.47%)
5 years	rr_AverageAnnualReturnYear05	1.85%
10 years	rr_AverageAnnualReturnYear10	1.39%
InvestEd 60 Portfolio | MSCI ACWI ex U.S.A. IMI Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.53%
5 years	rr_AverageAnnualReturnYear05	9.83%
10 years	rr_AverageAnnualReturnYear10	7.57%
InvestEd 60 Portfolio | InvestEd 60 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[10]
Maximum account fee	rr_MaximumAccountFee	$ 20
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[11]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 354
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	571
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	804
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,461
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
2012	rr_AnnualReturn2012	9.72%
2013	rr_AnnualReturn2013	19.11%
2014	rr_AnnualReturn2014	4.72%
2015	rr_AnnualReturn2015	0.72%
2016	rr_AnnualReturn2016	2.17%
2017	rr_AnnualReturn2017	16.60%
2018	rr_AnnualReturn2018	(4.41%)
2019	rr_AnnualReturn2019	18.00%
2020	rr_AnnualReturn2020	12.66%
2021	rr_AnnualReturn2021	11.62%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.20%)
1 year	rr_AverageAnnualReturnYear01	8.78%
5 years	rr_AverageAnnualReturnYear05	10.02%
10 years	rr_AverageAnnualReturnYear10	8.55%
InvestEd 50 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio's investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	InvestEd 50 Portfolio seeks to provide total return through a combination of capital appreciation and current income.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio's principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The InvestEd 50 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 50% of its assets to the Underlying Equity Funds and the other 50% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 50%/50% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity and fixed income allocations may each range from 40% to 60%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 50%/50% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			40%-60%
	US Equity		25%-45%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		5%-25%
		iShares Core MSCI EAFE ETF+	0%-20%
		Delaware Ivy Global Growth Fund	0%-20%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy International Core Equity Fund	0%-20%
		Delaware Ivy International Value Fund	0%-20%
		Delaware Ivy International Small Cap Fund	0%-10%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-10%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-10%
Fixed Income			40%-60%
	Investment Grade Bond		0%-60%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-20%
	Non-Investment Grade Bond		0%-20%
		Delaware Ivy Strategic Income Fund	0%-20%
		Delaware Ivy Global Bond Fund	0%-20%
		Delaware Ivy High Income Fund	0%-20%
	Short-Term Bond		0%-40%
		Delaware Ivy Government Money Market Fund	0%-25%
		Delaware Ivy Limited-Term Bond Fund	0%-25%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 50 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 50% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating its assets approximately evenly between equities and fixed income securities via investments in the Underlying Equity Funds and Underlying Fixed Income Funds, respectively, the Portfolio is susceptible to elevated levels of short-term market fluctuations. It is most appropriate for investors who have an average tolerance for risk and a medium-term investment horizon, and who do not expect to incur expenses for higher education for at least seven years.

Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has InvestEd 50 Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	https://www.delawarefunds.com/products/invested-funds
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the highest quarterly return was 4.76% for the quarter ended June 30, 2021, and the lowest quarterly return was -0.36% for the quarter ended September 30, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Current Blended Benchmark is computed using a combination of 34% Russell 3000 Index + 16% MSCI ACWI ex U.S.A. IMI Index + 39 Bloomberg U.S. Universal Index + 11% Bloomberg 1-3 Year Gov/Credit Index.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Current Blended Benchmark is computed using a combination of 34% Russell 3000 Index + 16% MSCI ACWI ex U.S.A. IMI Index + 39 Bloomberg U.S. Universal Index + 11% Bloomberg 1-3 Year Gov/Credit Index.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
InvestEd 50 Portfolio | Current Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	9.17%
Lifetime	rr_AverageAnnualReturnSinceInception	11.58%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 50 Portfolio | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	25.66%
Lifetime	rr_AverageAnnualReturnSinceInception	27.15%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 50 Portfolio | Bloomberg US Universal Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(1.10%)
Lifetime	rr_AverageAnnualReturnSinceInception	(0.14%)
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 50 Portfolio | Bloomberg 1-3 Year Gov/Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(0.47%)
Lifetime	rr_AverageAnnualReturnSinceInception	(0.20%)
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 50 Portfolio | MSCI ACWI ex U.S.A. IMI Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	8.53%
Lifetime	rr_AverageAnnualReturnSinceInception	17.51%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 50 Portfolio | InvestEd 50 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[13]
Maximum account fee	rr_MaximumAccountFee	$ 20
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[14]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 354
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	571
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	804
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,461
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
2021	rr_AnnualReturn2021	9.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.36%)
1 year	rr_AverageAnnualReturnYear01	6.72%
Lifetime	rr_AverageAnnualReturnSinceInception	9.13%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 40 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio's investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	InvestEd 40 Portfolio seeks to provide total return through a combination of current income and capital appreciation.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio's principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The InvestEd 40 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and (ii) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its assets to the Underlying Fixed Income Funds and the remaining 40% of its assets to the Underlying Equity Funds. While the Portfolio seeks to maintain this approximate 60%/40% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s fixed income allocations may range from 50% to 70%, and its equity allocations may range from 50% to 30%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 60%/40% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			30%-50%
	US Equity		15%-35%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		5%-25%
		iShares Core MSCI EAFE ETF+	0%-20%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-20%
		Delaware Ivy International Core Equity Fund	0%-20%
		Delaware Ivy International Value Fund	0%-20%
		Delaware Ivy International Small Cap Fund	0%-10%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-10%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-10%
Fixed Income			50%-70%
	Investment Grade Bond		25%-70%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-20%
	Non-Investment Grade Bond		0%-20%
		Delaware Ivy Strategic Income Fund	0%-20%
		Delaware Ivy Global Bond Fund	0%-20%
		Delaware Ivy High Income Fund	0%-20%
	Short-Term Bond		0%-45%
		Delaware Ivy Government Money Market Fund	0%-25%
		Delaware Ivy Limited-Term Bond Fund	0%-25%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 40 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 40% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 60% of its assets to fixed income securities via investments in the Underlying Fixed Income Funds, the Portfolio is susceptible to moderate short-term market fluctuations, and thus is most appropriate for investors with an average tolerance for risk and a medium-term investment horizon, and who do not expect to incur expenses for higher education for at least five years.

Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has InvestEd 40 Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	https://www.delawarefunds.com/products/invested-funds
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the highest quarterly return was 9.51% for the quarter ended June 30, 2020, and the lowest quarterly return was -8.44% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Current Blended Benchmark is computed using a combination of 46% Bloomberg U.S. Universal Index + 27% Russell 3000 Index + 14% Bloomberg 1-3 Year Gov/Credit Index + 13% MSCI ACWI ex U.S.A. IMI Index.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Current Blended Benchmark is computed using a combination of 46% Bloomberg U.S. Universal Index + 27% Russell 3000 Index + 14% Bloomberg 1-3 Year Gov/Credit Index + 13% MSCI ACWI ex U.S.A. IMI Index.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
InvestEd 40 Portfolio | Current Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	7.06%
5 years	rr_AverageAnnualReturnYear05	8.30%
10 years	rr_AverageAnnualReturnYear10	7.21%
InvestEd 40 Portfolio | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	25.66%
5 years	rr_AverageAnnualReturnYear05	17.97%
10 years	rr_AverageAnnualReturnYear10	16.30%
InvestEd 40 Portfolio | Bloomberg US Universal Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(1.10%)
5 years	rr_AverageAnnualReturnYear05	3.84%
10 years	rr_AverageAnnualReturnYear10	3.31%
InvestEd 40 Portfolio | Bloomberg 1-3 Year Gov/Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 year	rr_AverageAnnualReturnYear01	(0.47%)
5 years	rr_AverageAnnualReturnYear05	1.85%
10 years	rr_AverageAnnualReturnYear10	1.39%
InvestEd 40 Portfolio | MSCI ACWI ex U.S.A. IMI Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	8.53%
5 years	rr_AverageAnnualReturnYear05	9.83%
10 years	rr_AverageAnnualReturnYear10	7.57%
InvestEd 40 Portfolio | InvestEd 40 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[16]
Maximum account fee	rr_MaximumAccountFee	$ 20
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%	[17]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 353
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	568
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	799
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,450
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
2012	rr_AnnualReturn2012	6.92%
2013	rr_AnnualReturn2013	12.56%
2014	rr_AnnualReturn2014	3.66%
2015	rr_AnnualReturn2015	(1.29%)
2016	rr_AnnualReturn2016	3.23%
2017	rr_AnnualReturn2017	8.82%
2018	rr_AnnualReturn2018	(2.52%)
2019	rr_AnnualReturn2019	13.92%
2020	rr_AnnualReturn2020	10.29%
2021	rr_AnnualReturn2021	7.38%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.44%)
1 year	rr_AverageAnnualReturnYear01	4.65%
5 years	rr_AverageAnnualReturnYear05	6.89%
10 years	rr_AverageAnnualReturnYear10	5.90%
InvestEd 30 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio's investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	InvestEd 30 Portfolio seeks to provide current income and preserve capital, while maintaining limited capital appreciation potential.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio's principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The InvestEd 30 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and (ii) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 70% of its assets to the Underlying Fixed Income Funds and the remaining 30% of its assets to the Underlying Equity Funds. While the Portfolio seeks to maintain this approximate 70%/30% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s fixed income allocations may range from 60% to 80%, and its equity allocations may range from 20% to 40%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 70%/30% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			20%-40%
	US Equity		10%-30%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		5%-20%
		iShares Core MSCI EAFE ETF+	0%-20%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-20%
		Delaware Ivy International Core Equity Fund	0%-20%
		Delaware Ivy International Value Fund	0%-20%
		Delaware Ivy International Small Cap Fund	0%-10%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-10%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-10%
Fixed Income			60%-80%
	Investment Grade Bond		25%-70%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-20%
	Non-Investment Grade Bond		0%-20%
		Delaware Ivy Strategic Income Fund	0%-20%
		Delaware Ivy Global Bond Fund	0%-20%
		Delaware Ivy High Income Fund	0%-20%
	Short-Term Bond		10%-55%
		Delaware Ivy Government Money Market Fund	0%-40%
		Delaware Ivy Limited-Term Bond Fund	0%-40%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 30 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 30% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 70% of its assets to fixed income securities via investments in the Underlying Fixed Income Funds, the Portfolio is susceptible to moderate short-term market fluctuations, and thus is most appropriate for investors with an average tolerance for risk and a medium-term investment horizon, and who do not expect to incur expenses for higher education for at least three years.

Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has InvestEd 30 Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	https://www.delawarefunds.com/products/invested-funds
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the highest quarterly return was 3.38% for the quarter ended June 30, 2021, and the lowest quarterly return was -0.28% for the quarter ended September 30, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Current Blended Benchmark is computed using a combination of 20% Russell 3000 Index + 10% MSCI ACWI ex U.S.A. IMI Index + 48% Bloomberg U.S. Universal Index + 22% Bloomberg 1-3 Year Gov/Credit Index.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Current Blended Benchmark is computed using a combination of 20% Russell 3000 Index + 10% MSCI ACWI ex U.S.A. IMI Index + 48% Bloomberg U.S. Universal Index + 22% Bloomberg 1-3 Year Gov/Credit Index.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
InvestEd 30 Portfolio | Current Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	5.02%
Lifetime	rr_AverageAnnualReturnSinceInception	6.76%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 30 Portfolio | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	25.66%
Lifetime	rr_AverageAnnualReturnSinceInception	27.15%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 30 Portfolio | Bloomberg US Universal Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(1.10%)
Lifetime	rr_AverageAnnualReturnSinceInception	(0.14%)
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 30 Portfolio | Bloomberg 1-3 Year Gov/Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(0.47%)
Lifetime	rr_AverageAnnualReturnSinceInception	(0.20%)
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 30 Portfolio | MSCI ACWI ex U.S.A. IMI Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	8.53%
Lifetime	rr_AverageAnnualReturnSinceInception	17.51%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 30 Portfolio | InvestEd 30 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[19]
Maximum account fee	rr_MaximumAccountFee	$ 20
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[20]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 352
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	565
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	794
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,438
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
2021	rr_AnnualReturn2021	5.19%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.28%)
1 year	rr_AverageAnnualReturnYear01	2.61%
Lifetime	rr_AverageAnnualReturnSinceInception	4.41%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 20 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio's investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	InvestEd 20 Portfolio seeks to provide current income and preserve capital, while maintaining limited capital appreciation potential.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio's principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The InvestEd 20 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and (ii) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 80% of its assets to the Underlying Fixed Income Funds and the remaining 20% of its assets to the Underlying Equity Funds. While the Portfolio seeks to maintain this approximate 80%/20% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s fixed income allocations may range from 70% to 90%, and its equity allocations may range from 10% to 30%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 80%/20% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			10%-30%
	US Equity		5%-25%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		0%-15%
		iShares Core MSCI EAFE ETF+	0%-15%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-15%
		Delaware Ivy International Core Equity Fund	0%-15%
		Delaware Ivy International Value Fund	0%-15%
		Delaware Ivy International Small Cap Fund	0%-5%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-5%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-5%
Fixed Income			70%-90%
	Investment Grade Bond		25%-70%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-20%
	Non-Investment Grade Bond		0%-20%
		Delaware Ivy Strategic Income Fund	0%-20%
		Delaware Ivy Global Bond Fund	0%-20%
		Delaware Ivy High Income Fund	0%-20%
	Short-Term Bond		20%-65%
		Delaware Ivy Government Money Market Fund	0%-50%
		Delaware Ivy Limited-Term Bond Fund	0%-50%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 20 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 20% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 80% of its assets to fixed income securities via investments in the Underlying Fixed Income Funds, the Portfolio is susceptible to moderate short-term market fluctuations, and thus is most appropriate for investors with a low tolerance for risk and a short-term investment horizon, and who do not expect to incur expenses for higher education for at least one year.

Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has InvestEd 20 Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	https://www.delawarefunds.com/products/invested-funds
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the highest quarterly return was 6.62% for the quarter ended June 30, 2020, and the lowest quarterly return was -4.80% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Current Blended Benchmark is computed using a combination of 46% Bloomberg U.S. Universal Index + 34% Bloomberg 1-3 Year Gov/Credit Index + 15% Russell 3000 Index + 5% MSCI ACWI ex U.S.A. IMI Index.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Current Blended Benchmark is computed using a combination of 46% Bloomberg U.S. Universal Index + 34% Bloomberg 1-3 Year Gov/Credit Index + 15% Russell 3000 Index + 5% MSCI ACWI ex U.S.A. IMI Index.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
InvestEd 20 Portfolio | Current Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)
1 year	rr_AverageAnnualReturnYear01	3.33%
Lifetime	rr_AverageAnnualReturnSinceInception	5.43%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 20 Portfolio | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)
1 year	rr_AverageAnnualReturnYear01	25.66%
Lifetime	rr_AverageAnnualReturnSinceInception	17.88%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 20 Portfolio | Bloomberg US Universal Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(1.10%)
Lifetime	rr_AverageAnnualReturnSinceInception	3.59%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 20 Portfolio | Bloomberg 1-3 Year Gov/Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(0.47%)
Lifetime	rr_AverageAnnualReturnSinceInception	1.90%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 20 Portfolio | MSCI ACWI ex U.S.A. IMI Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/18/17-12/31/21)
1 year	rr_AverageAnnualReturnYear01	8.53%
Lifetime	rr_AverageAnnualReturnSinceInception	6.55%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 20 Portfolio | InvestEd 20 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[22]
Maximum account fee	rr_MaximumAccountFee	$ 20
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.56%	[23]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%	[24]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 351
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	562
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	788
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,427
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
2018	rr_AnnualReturn2018	(1.32%)
2019	rr_AnnualReturn2019	10.47%
2020	rr_AnnualReturn2020	7.49%
2021	rr_AnnualReturn2021	3.44%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.80%)
1 year	rr_AverageAnnualReturnYear01	0.81%
Lifetime	rr_AverageAnnualReturnSinceInception	4.35%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 10 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio's investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	InvestEd 10 Portfolio seeks to provide current income and preserve capital, while maintaining limited capital appreciation potential.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio's principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The InvestEd 10 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and (ii) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 90% of its assets to the Underlying Fixed Income Funds and the remaining 10% of its assets to the Underlying Equity Funds. While the Portfolio seeks to maintain this approximate 90%/10% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s fixed income allocations may range from 80% to 100%, and its equity allocations may range from 0% to 20%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 90%/10% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			0%-20%
	US Equity		0%-20%
		iShares Core S&P 500 ETF+	0%-20%
		Delaware Ivy Core Equity Fund	0%-20%
		Delaware Ivy Large Cap Growth Fund	0%-20%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-20%
		Delaware Ivy Value Fund	0%-20%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		0%-10%
		iShares Core MSCI EAFE ETF+	0%-10%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-10%
		Delaware Ivy International Core Equity Fund	0%-10%
		Delaware Ivy International Value Fund	0%-10%
		Delaware Ivy International Small Cap Fund	0%-5%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-5%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-5%
Fixed Income			80%-100%
	Investment Grade Bond		20%-70%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-15%
	Non-Investment Grade Bond		0%-15%
		Delaware Ivy Strategic Income Fund	0%-15%
		Delaware Ivy Global Bond Fund	0%-15%
		Delaware Ivy High Income Fund	0%-15%
	Short-Term Bond		30%-80%
		Delaware Ivy Government Money Market Fund	0%-60%
		Delaware Ivy Limited-Term Bond Fund	0%-60%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 10 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 10% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 90% of its assets to fixed income securities via investments in the Underlying Fixed Income Funds, the Portfolio is susceptible to mild short-term market fluctuations, and thus is most appropriate for investors with a low tolerance for risk and a short-term investment horizon, and who expect to incur expenses for higher education within one year.

Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has InvestEd 10 Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	https://www.delawarefunds.com/products/invested-funds
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the highest quarterly return was 1.79% for the quarter ended June 30, 2021, and the lowest quarterly return was -0.79% for the quarter ended March 31, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Current Blended Benchmark is computed using a combination of 8% Russell 3000 Index + 2% MSCI ACWI ex U.S.A. IMI Index + 45% Bloomberg U.S. Universal Index + 45% Bloomberg 1-3 Year Gov/Credit Index.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

* The Current Blended Benchmark is computed using a combination of 8% Russell 3000 Index + 2% MSCI ACWI ex U.S.A. IMI Index + 45% Bloomberg U.S. Universal Index + 45% Bloomberg 1-3 Year Gov/Credit Index.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
InvestEd 10 Portfolio | Current Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	1.36%
Lifetime	rr_AverageAnnualReturnSinceInception	2.22%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 10 Portfolio | Russell 3000 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	25.66%
Lifetime	rr_AverageAnnualReturnSinceInception	27.15%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 10 Portfolio | Bloomberg US Universal Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(1.10%)
Lifetime	rr_AverageAnnualReturnSinceInception	(0.14%)
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 10 Portfolio | Bloomberg 1-3 Year Gov/Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(0.47%)
Lifetime	rr_AverageAnnualReturnSinceInception	(0.20%)
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 10 Portfolio | MSCI ACWI ex U.S.A. IMI Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes) (lifetime: 9/1/20-12/31/21)
1 year	rr_AverageAnnualReturnYear01	8.53%
Lifetime	rr_AverageAnnualReturnSinceInception	17.51%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 10 Portfolio | InvestEd 10 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[25]
Maximum account fee	rr_MaximumAccountFee	$ 20
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[26]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 349
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	556
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	778
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,403
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
2021	rr_AnnualReturn2021	1.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.79%)
1 year	rr_AverageAnnualReturnYear01	(1.20%)
Lifetime	rr_AverageAnnualReturnSinceInception	(0.03%)
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2020
InvestEd 0 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Portfolio's investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	InvestEd 0 Portfolio seeks to provide capital preservation.
Expense	rr_ExpenseHeading	What are the Portfolio’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Portfolio's principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The InvestEd 0 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

Under normal circumstances, the Portfolio generally invests all of its assets in Underlying Funds that invest primarily in fixed income securities.

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the fixed income asset classes, including U.S. and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, taking into consideration the risk/return potential of the different investment categories and the risk profile of the Portfolio, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories within the fixed income asset class: investment grade bonds, non-investment grade bonds and short-term bonds. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by investment category and Underlying Fund.

Investment Category	Underlying Fund	Target Allocation Range*
Investment Grade Bond		0%-40%
	Delaware Ivy Government Securities Fund	0%-40%
	Delaware Ivy Securian Core Bond Fund	0%-40%
	Delaware Ivy Corporate Bond Fund	0%-40%
	Delaware Ivy Crossover Credit Fund	0%-10%
Non-Investment Grade Bond		0%-10%
	Delaware Ivy Strategic Income Fund	0%-10%
	Delaware Ivy Global Bond Fund	0%-10%
	Delaware Ivy High Income Fund	0%-10%
Short-Term Bond		60%-100%
	Delaware Ivy Government Money Market Fund	0%-100%
	Delaware Ivy Limited-Term Bond Fund	0%-100%

* Under normal market conditions.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any investment category or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its allocations between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above- specified target investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating all of its assets, during normal circumstances, to fixed income securities via investments in the Underlying Funds, the Portfolio is susceptible to mild short-term market fluctuations, and thus is most appropriate for investors with a low tolerance for risk and a short-term investment horizon, and who are currently incurring expenses for higher education or expect to incur such expenses within one year.

Risk	rr_RiskHeading	What are the principal risks of investing in the Portfolio?
Risk Narrative	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Lose Money	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has InvestEd 0 Portfolio performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	888 923-3355
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	https://www.delawarefunds.com/products/invested-funds
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, the highest quarterly return was 2.51% for the quarter ended June 30, 2020, and the lowest quarterly return was -0.96% for the quarter ended March 31, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	* The Current Blended Benchmark is computed using a combination of 75% Bloomberg 1-3 Year Gov/Credit Index + 25% Bloomberg U.S. Universal Index.
Performance Table Closing	rr_PerformanceTableClosingTextBlock	* The Current Blended Benchmark is computed using a combination of 75% Bloomberg 1-3 Year Gov/Credit Index + 25% Bloomberg U.S. Universal Index.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2021
InvestEd 0 Portfolio | Current Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(0.63%)
Lifetime	rr_AverageAnnualReturnSinceInception	2.33%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 0 Portfolio | Bloomberg US Universal Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(1.10%)
Lifetime	rr_AverageAnnualReturnSinceInception	3.59%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 0 Portfolio | Bloomberg 1-3 Year Gov/Credit Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes) (lifetime: 9/18/17-12/31/21)
1 year	rr_AverageAnnualReturnYear01	(0.47%)
Lifetime	rr_AverageAnnualReturnSinceInception	1.90%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017
InvestEd 0 Portfolio | InvestEd 0 Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[28]
Maximum account fee	rr_MaximumAccountFee	$ 20
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[29]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%	[30]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 349
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	556
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	778
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,403
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
2018	rr_AnnualReturn2018	0.68%
2019	rr_AnnualReturn2019	4.39%
2020	rr_AnnualReturn2020	3.91%
2021	rr_AnnualReturn2021	(0.88%)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.96%)
1 year	rr_AverageAnnualReturnYear01	(3.39%)
Lifetime	rr_AverageAnnualReturnSinceInception	1.26%
Class Service return before taxes	rr_AverageAnnualReturnInceptionDate	Sep. 18, 2017

[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[2]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[3]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[4]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[5]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[6]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[7]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[8]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[9]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[10]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[11]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[12]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[13]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[14]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[15]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[16]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[17]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[18]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[19]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[20]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[21]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[22]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[23]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[24]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[25]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[26]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[27]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.
[28]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $250,000 or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.
[29]	Acquired fund fees and expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds (defined below) in which the Portfolio invested during the last fiscal year. The actual Acquired fund fees and expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired fund fees and expenses shown are based on the total expense ratio of each Underlying Fund for the Portfolio's most recent fiscal period.
[30]	The Total annual portfolio operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired fund fees and expenses.